restructuring and other costs	6 Months Ended
Jun. 30, 2026
restructuring and other costs
restructuring and other costs
16	restructuring and other costs
(a)	Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as further discussed in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or during post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity; significant litigation costs in respect of losses or settlements; and adverse retrospective regulatory decisions.

Restructuring and other costs presented in the Consolidated statements of income and other comprehensive income are as follows:

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Restructuring [1] (b)
Goods and services purchased	$56	$42	$113	$76
Employee benefits expense	97	87	212	144
	153	129	325	220
Other (c)
Goods and services purchased	17	4	30	10
Employee benefits expense	19	—	149	—
	36	4	179	10
Total
Goods and services purchased	73	46	143	86
Employee benefits expense	116	87	361	144
	$189	$133	$504	$230

1	For the three-month and six-month periods ended June 30, 2026, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $NIL (2025 – $1) and $4 (2025 – $4), respectively, which are included in depreciation.

(b)	Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts for restructuring activities. In 2026, restructuring activities included ongoing and incremental efficiency initiatives, some involving employee - related costs and real estate rationalization. These initiatives were intended to enhance our long-term operating productivity and competitiveness.

(c)	Other

During the three-month and six-month periods ended June 30, 2026 and 2025, we incurred incremental external costs in connection with business combinations. Non-recurring atypical business integration expenditures associated with these business acquisitions, which qualify as neither restructuring costs nor part of the fair value of the net assets acquired, have been included as a part of other costs.